                                     [LOGO]
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

     We are pleased to present The Empire Builder Tax-Free Bond Fund Semi-Annual Report for the period ended August 31, 2000.

     We are glad to report that the portfolio has had a good year, despite the repeated increases in the Discount Rate the Federal Reserve Board made this year. Through August 31, 2000 the Builder portfolio was up 8.39%, and the Premier portfolio was up 8.60%.

     The economy seems to be softening after many robust years, and we believe this will continue for sometime. This augurs well for the fixed income market, in general, and particularly for the tax-free municipal market where yields (especially in the longer maturities) are too close to taxable yields. We will try to take advantage of this opportunity.

     In our opinion, The Empire Builder Tax-Free Bond Fund is well positioned for the next six months. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,


/s/ SETH M. GLICKENHAUS
-----------------------
Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance does not guarantee future results.


              Not FDIC insured. May lose value. No bank guarantee.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

             Portfolio of Investments -- August 31, 2000 (unaudited)

                                                            Principal             Value
Credit Ratings**    Municipal Securities--96.0%              Amount              (Note 2)
----------------    -----------------------------         --------------       -------------

                    New York City--(8.9%)
   Aaa/AAA          New York City General
                    Obligation, Series B, 4.15%
                    (VR)*, 8/15/2005, Callable
                    8/15/2001 @ 100, (MBIA)......          $     6,000,000       $    5,999,999
   Aaa/AAA          New York City General
                    Obligation, Series B, 5.25%,
                    8/1/2017, Callable 8/1/2007
                    @ 101, (AMBAC)...............                1,200,000            1,179,000
   Aaa/AAA          New York City General
                    Obligation, Series B, 5.375%,
                    8/1/2022, Callable 8/1/2007
                    @ 101, (MBIA)................                1,250,000            1,223,438
   Aaa/AAA          New York City General
                    Obligation, Series H, 5.375%,
                    8/1/2027, Callable 8/1/2008
                    @ 101, (FSA).................                1,465,000            1,419,219
                                                                                  -------------
                    Total New York City..........                                     9,821,656
                                                                                  -------------
                    New York City Agencies--(6.7%)
                    New York City Municipal Water
                    Authority (2.2%)
   Aa3/AA           New York City Municipal
                    Water Finance Authority,
                    Series A, 5.50%, 6/15/2024,
                    Callable 6/15/2006 @ 101.....                2,435,000            2,395,431
                    New York City Transitional
                    Finance Authority (4.5%)
   Aa3/AA           New York City Transitional
                    Finance Authority, Series C,
                    5.50%,
                    11/1/2024, Callable 5/1/2010
                    @ 101........................                5,000,000            4,956,250
                                                                                  -------------
                    Total New York City Agencies.                                     7,351,681
                                                                                  -------------
                    New York State--(4.3%)
    A2/AAA          New York State General
                    Obligation, Series B, 5.00%,
                    3/1/2017, Callable 3/1/2008
                    @ 101, (AMBAC)...............                5,000,000            4,731,250
                                                                                  -------------
                    New York State Agencies---
                    (53.1%)
                    New York State Dormitory
                    Authority (23.4%)
   Baa1/A           Albany County Airport,
                    5.25%, 4/1/2013, Callable
                    4/1/2008 @ 101...............                1,200,000            1,198,500
  Aaa/AAA           City University, 5.00%,
                    7/1/2016, Callable 7/1/2008
                    @ 101, (FGIC)................                2,900,000            2,794,875
   NR/AAA           Heritage House Nursing
                    Center, 7.00%, 8/1/2031,
                    Callable 8/1/2001
                    @ 102, (FHA).................                  465,000              480,131
  Aaa/AAA           Memorial Sloan Kettering,
                    5.75%, 7/1/2019, Non
                    Callable, (MBIA).............                1,000,000            1,043,750
  Aaa/AAA           Mt. Sinai School of
                    Medicine, 6.75%, 7/1/2015,
                    Callable 7/1/2001
                    @ 102, (MBIA)................                2,250,000            2,323,125
  Aaa/AAA           New York Medical College,
                    5.25%, 7/1/2013, Callable
                    7/1/2008 @ 101, (MBIA).......                1,015,000            1,021,344
  Aaa/AAA           New York University, Series
                    A, 6.00%, 7/1/2017, Non
                    Callable, (MBIA).............                1,000,000            1,083,750
  Aaa/AAA           North Shore Health System,
                    North Shore University
                    Hospital, 5.50%, 11/1/2014,
                    Non Callable, (MBIA).........                1,000,000            1,032,500
  Aaa/AAA           Secured Hospital, Southside
                    Hospital, 5.00%, 2/15/2018,
                    Callable 2/15/2008
                    @ 101.5, (MBIA)..............                1,250,000            1,171,875
  Aaa/AAA           Special Acts School
                    Districts Program, 6.00%,
                    7/1/2019, Callable
                    7/1/2005 @ 102, (MBIA).......                3,540,000            3,668,325
  Aaa/AAA           State University, Series C,
                    5.50%, 7/1/2019, Callable
                    7/1/2009 @ 101, (MBIA).......                6,390,000            6,397,987


    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                    Municipal Securities---                  Principal                   Value
Credit Ratings**    continued                                  Amount                   (Note 2)
-----------------   -----------------------------           --------------             -----------

                    New York State Agencies---
                    continued
  Aaa/AAA           State University, 5.375%,
                    7/1/2021, Callable 7/1/2008
                    @ 102, (MBIA)................           $    1,690,000        $      1,656,200
  Aaa/AAA           Upstate Community Colleges,
                    Series A, 6.00%, 7/1/2019,
                    Callable 7/1/2010
                    @ 101, (FSA).................                1,000,000               1,053,750
  Aaa/AAA           Upstate Community Colleges,
                    Series A, 6.00%, 7/1/2020,
                    Callable 7/1/2010
                    @ 101, (FSA)................                  845,000                 889,363

                    New York State Energy,
                    Research & Development (3.8%)
  Aaa/AAA           Niagara Mohawk, Pollution
                    Control Revenue, 5.15%,
                    11/1/2025, Callable 11/1/2008
                    @ 102, (AMBAC)...............                1,350,000               1,269,000
  Aaa/AAA           Brooklyn Union Gas Company,
                    5.50%, 1/1/2021, Callable
                    1/1/2006 @ 102, (MBIA).......                3,000,000               2,966,250

                    New York State Environmental
                    Facilities Corp. (1.4%)
  Aaa/AAA           Water Pollution Control
                    Revenue, Revolving Fund,
                    Water Pooled Loan, 5.90%,
                    1/15/2018, Callable
                    1/15/2006 @ 102..............               1,510,000               1,566,625

                    New York State Housing
                    Finance Agency (3.5%)
   Aa1/NR           Multi-Family Housing,
                    Secured Mortgage Program,
                    6.45%, 8/15/2014,
                    Callable 2/15/2004
                    @ 102, (SONYMA Insured)......                2,245,000               2,374,088
  Aaa/AAA           Housing Project Mortgage
                    Revenue Bonds, Series A,
                    6.125%, 11/1/2020,
                    Callable 5/1/2006 @ 102,
                    (FSA)....................                    1,460,000               1,518,400

                    New York State Medical Care
                    Facilities Finance Agency
                    (5.8%)
  Aaa/AAA           Hospital and Nursing Home,
                    St. Vincent's Hospital
                    Project, 6.20%,
                    2/15/2021, Callable 2/15/2004
                    @ 102, (AMBAC)(FHA)..........                1,060,000               1,101,075
  Aaa/AAA           Long Term Health Care,
                    6.50%, 11/1/2015, Callable
                    11/1/2002 @ 102,
                    (FSA)(SONYMA Insured)........                2,245,000               2,348,831
   A3/A-            Mental Health Services
                    Facilities, 7.625%,
                    2/15/2008, Callable
                    10/16/2000 @ 100.............                  295,000                299,059

   A3/A-            Mental Health Services
                    Facilities, 7.875%,
                    8/15/2020, Callable
                    10/16/2000 @ 102.............                  355,000                 366,449
  Aaa/AAA           St. Mary's Hospital Project,
                    Series A, 6.20%, 11/1/2014,
                    Pre-Refunded 11/1/2003 @ 102,
                    (AMBAC)......................                2,100,000               2,254,875

                    New York State Mortgage
                    Agency (3.5%)
   Aa1/NR           Homeowner, Series 72, 5.30%,
                    4/1/2027, Callable 7/1/2008
                    @ 101........................               4,000,000               3,840,000

                    New York State Thruway
                    Authority (5.0%)
   Aaa/AAA          Highway & Bridge, Series A,
                    5.125%, 4/1/2016, Callable
                    4/1/2009 @ 101, (FGIC).......               5,690,000               5,561,975

                    New York State Urban
                    Development Corporation
                    (1.8%)
   Baa1/A           Empire State Development
                    Corporation, University
                    Facilities Grants, 6.00%,
                    1/1/2009, Non Callable.......                 905,000                 974,006
   Baa1/A           Youth Facilities, 5.75%,
                    4/1/2008, Callable 4/1/2005
                    @ 102........................               1,000,000               1,053,750



    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                   Municipal Securities---                Principal               Value
Credit Ratings**   continued                               Amount                (Note 2)
----------------   ----------------------------         ----------------        -------------

                   New York State Agencies---
                   continued
                   Triborough Bridge & Tunnel
                   Authority (4.9%)
   A1/A-           Special Obligation, Series
                   B, 7.10%, 1/1/2010, Callable
                   1/1/2001 @ 102...............         $     3,725,000       $     3,827,549
  Aaa/AAA          Special Obligation, Series
                   A, 5.25%, 1/1/2012, Callable
                   1/1/2008 @ 101, (FGIC).......               1,500,000             1,531,875
                                                                                --------------
                   Total New York State
                   Agencies.....................                                    58,669,282
                                                                                --------------
                   Other New York State Bonds---
                   (16.9%)
  Baa1/NR          Albany Housing Authority,
                   Ltd. Obligation, 6.25%,
                   10/1/2012, Callable 10/1/2005
                   @ 102........................               1,000,000             1,067,500
  Aaa/AAA          Buffalo Municipal Water
                   Finance Authority, Water
                   System Revenue, 5.75%,
                   7/1/2019, Callable 7/1/2005
                   @ 102, (FGIC)................                 500,000               511,250
  Aaa/AAA          Evans, General Obligation,
                   6.80%, 4/15/2012, Non
                   Callable, Bank Qualified,
                   (AMBAC)......................                 225,000               262,406
  Aaa/AAA          Evans, General Obligation,
                   6.80%, 4/15/2013, Non
                   Callable, Bank Qualified,
                   (AMBAC)......................                 225,000               263,250
   NR/AAA          Lillian Cooper Housing
                   Development Corp. Mortgage
                   Revenue, Series A, 7.00%,
                   1/1/2022, Callable 7/1/2001
                   @ 100, (FNMA) (FHA)..........               1,100,000             1,114,157

  Aaa/AAA          Long Island Power Authority,
                   Series A, 5.25%, 12/1/2026,
                   Callable 6/1/2008 @ 101,
                   (AMBAC)......................               1,600,000             1,522,000
  Aaa/AAA          Long Island Power Authority,
                   Series A, 5.125%, 12/1/2022,
                   Callable 6/1/2008 @ 101,
                   (FSA)........................               4,000,000             3,774,999
   NR/AAA          Monroe County Industrial
                   Development Agency Civic
                   Facility, Nazareth College,
                   5.25%, 4/1/2023, Callable
                   4/1/2008 @ 101, (MBIA).......                 500,000               478,750
  Aaa/AAA          Mount Sinai Union Free School
                   District, General Obligation,
                   6.20%, 2/15/2012, Non
                   Callable, (AMBAC)............               1,065,000             1,183,481
  Aaa/AAA          North Hempstead, General
                   Obligation, Series B, 6.375%,
                   4/1/2009, Non Callable,
                   (FGIC).......................                 570,000               637,688
  Aaa/AAA          North Hempstead, General
                   Obligation, Series B, 6.40%,
                   4/1/2010, Non Callable,
                   (FGIC).......................                 560,000               630,700
   NR/AAA          Oneida County Industrial
                   Development Agency, Mohawk
                   Valley Network, St. Luke's
                   Memorial Hospital, 5.00%,
                   1/1/2013, Callable 1/1/2008
                   @ 101, (FSA).................               2,000,000             1,982,500
  Aaa/AAA          Oneida County, General
                   Obligation, 0.00%, 4/15/2015,
                   Non Callable, (AMBAC)........                 500,000               228,750
  Aaa/AAA          Suffolk County General
                   Obligation, Series C, 5.00%,
                   9/15/2015, Callable 9/15/2008
                   @ 101, (FGIC)................                 965,000               934,844
  Aaa/AAA          Suffolk County General
                   Obligation, Series C, 5.00%,
                   9/15/2016, Callable 9/15/2008
                   @ 101, (FGIC)................                 550,000               528,688
  Aaa/AAA          Suffolk County General
                   Obligation, Series C, 5.00%,
                   9/15/2017, Callable 9/15/2008
                   @ 101, (FGIC)................                 480,000               457,800
  Aaa/AAA          Suffolk County General
                   Obligation, Series D, 5.00%,
                   11/1/2015, Callable 11/1/2008
                    @ 101, (FGIC)................              1,125,000             1,089,844


    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                  Municipal Securities---              Principal                Value
Credit Ratings**  continued                              Amount               (Note 2)
----------------  -------------------------------    --------------------    -------------
                  Other New York State Bonds---
                  continued
  Aaa/AAA         Suffolk County General
                  Obligation, Series D, 5.00%,
                  11/1/2016, Callable 11/1/2008
                  @ 101, (FGIC)................       $       1,110,000       $        1,066,988

   NR/A-          Westchester County Industrial
                  Development Agency Civic
                  Facility, Lawrence Hospital,
                  Series A, 5.125%, 1/1/2018,
                  Callable 1/1/2008 @ 102......                1,000,000                  913,750
                                                                                -----------------
                  Total Other New York State
                  Bonds........................                                        18,649,345
                                                                                -----------------
                  Other Municipal Bonds---
                  (6.1%)
                  Guam (6.1%)
  Aaa/AAA         Guam Government Limited
                  Obligation Highway Revenue,
                  Series A, 6.25%, 5/1/2007,
                  Callable 5/1/2002 @ 102,
                  (FSA)........................                1,000,000                1,048,750
  Aaa/AAA         Guam Power Authority, Series
                  A, 5.00%, 10/1/2024, Callable
                  10/1/2009 @ 101, (AMBAC).....                6,000,000                5,707,500
                                                                                -----------------
                  Total Other Municipal Bonds..                                         6,756,250
                                                                                -----------------
                  Total Municipal Securities
                  (Cost $104,372,109)..........                                       105,979,464

                  Short Term Investments---
                  (2.4%)
                  Dreyfus New York Municipal
                  Cash Management Fund.........                2,600,000                2,600,000
                                                                                -----------------
                  Total Investments (Cost
                  $106,972,109)(a)---98.4%....                                       108,579,464
                  Other Assets in Excess of
                  Liabilities---1.6%...........                                         1,733,781
                                                                                -----------------
                  Total Net Assets---100.0%....                                      $110,313,245
                                                                                =================




-----------

Percentages indicated are based on net assets of $110,313,245.

*  Variable rate note that is liquid cash equivalent.

(a)Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


  Unrealized
  appreciation.......    $    2,310,402
  Unrealized
  depreciation.......          (703,047)
                         --------------
  Net unrealized
  appreciation.......    $    1,607,355
                         ==============



    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

         Moody's                Standard & Poor's
           Aaa                         AAA              Instrument judged to be
                                                        of the highest quality
                                                        and carrying the
                                                        smallest amount of
                                                        investment risk.

            Aa                          AA              Instrument judged to be
                                                        of high quality by all
                                                        standards.

            A                           A               Instrument judged to be
                                                        adequate quality by all
                                                        standards.

           Baa                         BBB              Instrument judged to be
                                                        moderate quality by all
                                                        standards.

            NR                          NR              Not Rated. In the
                                                        opinion of the
                                                        Investment Adviser,
                                                        instrument judged to be
                                                        of comparable
                                                        investment quality to
                                                        rated securities which
                                                        may be purchased by the
                                                        Fund.




For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Abbreviations used in this statement:


AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corporation.

FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corporation.

FHA           Insured by the Federal Housing Administration.

FNMA          Insured by the Federal National Mortgage Association.

FSA           Insured as to principal and interest by Financial Security
              Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

SONYMA Insured as to principal and interest by the State of New York Mortgage Association.

VR            Variable Rate Note.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                Statement of Assets and Liabilities (unaudited)
                                August 31, 2000


Assets:
 Investments in securities, at value (cost $106,972,109)
   (Note 2)................................................    $     108,579,464
 Interest receivable.......................................            1,526,329
 Receivable for investments sold...........................              481,655
 Prepaid expenses and other assets.........................                6,530
                                                                ----------------
  Total Assets.............................................          110,593,978
                                                                ================


Liabilities:
 Due to Custodian......................     $        184,189
 Income distribution payable...........               39,651
 Advisory fee payable (Note 4).........               37,183
 Administrative services fee payable
   (Note 4)............................                2,898
 Other payables and accrued expenses...               16,812
                                            ----------------
  Total Liabilities........................................              280,733
                                                                ----------------

Net Assets.................................................    $     110,313,245
                                                                ================


Net Assets:
Net assets consist of:
 Paid-in capital...........................................    $     110,140,140
 Accumulated net investment income.........................               26,241
 Accumulated net realized loss on investments including
   futures contracts.......................................           (1,460,491)
 Net unrealized appreciation on investments................            1,607,355
                                                                ----------------
Net Assets.................................................    $     110,313,245
                                                               =================

Shares of Beneficial Interest:
Builder Class:
 Shares of beneficial interest
   outstanding.........................            3,043,677
                                            ================

 Net asset value, offering and
  redemption price per share
  ($52,177,715 divided by 3,043,677 shares) $          17.14
                                            ================

Premier Class:
 Shares of beneficial interest
   outstanding.........................            3,391,028
                                            ================

 Net asset value, offering and
  redemption price per share
  ($58,135,530 divided by 3,391,028 shares) $          17.14
                                            ================


    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statement of Operations (unaudited)
                      For the Period Ended August 31, 2000


Income:
 Interest.....................................................   $     3,043,300
 Dividend.....................................................            30,251
                                                                 ---------------
                                                                       3,073,551
Expenses:
 Advisory fees (Note 4).....................   $       215,983
 Administrative services fees (Note 4)......           101,036
 Transfer agency and dividend disbursing
   fees (Builder Class) (Note 4)............           107,231
 Transfer agency and dividend disbursing
   fees (Premier Class) (Note 4)............            23,066
 Custody....................................            15,832
 Fund accounting fees and expenses (Note 4).            28,748
 Trustees' fees and expenses................            10,725
 Other......................................            50,666
                                               ---------------
  Total expenses............................           553,287
  Less: Custody fee credit..................            (5,476)
                                               ---------------
 Total net expenses...........................................           547,811
                                                                 ---------------
Investment income--net........................................         2,525,740
                                                                 ---------------
Realized and Unrealized Gain on Investments
(Notes 2 and 3)
 Net realized gain on investments including
   futures contracts........................           382,027
 Net increase in unrealized appreciation/
   (depreciation) on investments............         4,945,231
                                               ---------------
  Net gain on investments.....................................         5,327,258
                                                                 ---------------
Net Increase in Net Assets Resulting From Operations..........   $     7,852,998
                                                                 ===============




    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statements of Changes in Net Assets


                                                Period Ended
                                                  08/31/00         Year Ended
                                                (unaudited)         02/29/00
                                               ---------------   ---------------
Change in Net Assets:

Operations:
Net investment income.....................    $      2,525,740   $     5,251,466
Net realized gain/(loss) on investments
 including futures contracts .............             382,027        (1,835,956)
Net increase/(decrease) in unrealized
 appreciation/(depreciation) on
 investments including futures contracts .           4,945,231        (8,493,207)
                                               ---------------   ---------------
Net increase/(decrease) in net assets
 resulting from operations ...............           7,852,998        (5,077,697)
                                               ---------------   ---------------

Distributions to shareholders from:
Net investment income--Builder Class......          (1,151,679)       (2,403,704)
Net investment income--Premier Class......          (1,374,061)       (2,847,747)
Net realized gains on investments--
 Builder Class ...........................                 ---           (81,511)
Net realized gains on investments--
 Premier Class ...........................                 ---           (91,093)
                                               ---------------   ---------------
Total distributions.......................          (2,525,740)       (5,424,055)
                                               ---------------   ---------------
Capital Transactions:
Proceeds from sale of shares--Builder
 Class ...................................           1,822,440         2,843,152
Proceeds from sale of shares--Premier
 Class ...................................           1,632,719         1,818,926
Proceeds from reinvestment of income and
 capital gains distributions--
 Builder Class ...........................           1,008,411         2,236,662
Proceeds from reinvestment of income and
 capital gains distributions--
 Premier Class ...........................           1,163,859         2,554,586
Cost of shares redeemed--Builder Class....          (3,526,249)       (7,378,777)
Cost of shares redeemed--Premier Class....          (3,098,396)       (6,856,669)
                                               ---------------   ---------------
Net decrease in net assets from capital
 share transactions ......................            (997,216)       (4,782,120)
                                               ---------------   ---------------
Net increase/(decrease) in net assets.....           4,330,042       (15,283,872)

Net Assets:
Beginning of period.......................         105,983,203       121,267,075
                                               ---------------   ---------------
End of period.............................    $    110,313,245   $   105,983,203
                                               ===============   ===============

Undistributed net investment income
 included in net assets at end of period .    $         26,241   $        26,241
                                               ===============   ===============

Share Transactions:
Issued--Builder Class.....................             109,337           167,065
Issued--Premier Class.....................              97,835           106,750
Reinvested--Builder Class.................              60,439           132,492
Reinvested--Premier Class.................              69,741           151,284
Redeemed--Builder Class...................            (211,811)         (436,684)
Redeemed--Premier Class...................            (186,305)         (409,232)
                                               ---------------   ---------------
Change in shares..........................             (60,764)         (288,325)
                                               ===============   ===============



    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                   Notes to Financial Statements (unaudited)

1. Description and Shares of the Fund:

     The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

     The Fund seeks as high a level of current income exempt from Federal income tax and New York State and City personal income taxes as the Fund's investment adviser believes is consistent with the preservation of capital. The Fund invests primarily in a portfolio of New York tax-exempt bonds.

     The Fund offers two classes of shares; the Builder Class and the Premier Class. Builder Class shares offer a higher level of shareholder services and features. Premier Class shares offer fewer services and features, and require a higher minimum investment, but benefit from a lower level of expenses.

     Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.


2. Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.


Use of Estimates

     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.


Security Valuation

     Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

     Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value.


Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Taxes

     The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

     In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.


Futures Contracts

     The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the value of New York tax-exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.


Distributions and Dividends

     Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.


Determination of Net Asset Value and Allocation of Expenses

     In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.


Other

     The Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The Fund could have invested such cash amounts in an income-producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

3. Purchases and Sales of Investment Securities:

     Purchases and sales of investment securities, excluding short-term investments, during the six months ended August 31, 2000, amounted to $44,954,507 and $54,998,464, respectively.


4. Advisory Fees and Other Related Party Transactions:

     The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

     Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the six months ended August 31, 2000, there was no reduction of advisory fees pursuant to this agreement.

     BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the fund's administrator, transfer agent, fund accountant and assists the trust in all aspects of its administration and operation. BISYS is entitled to receive fees as well as be reimbursed for certain out-of-pocket expenses incurred for providing these services.


5. Off-Balance-Sheet Risk and Derivatives:

     The Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Futures contracts are one type of derivative financial instrument and are used by the Fund to hedge against changes in the values of New York tax-exempt bonds that the Fund owns or expects to purchase. Although futures contracts are not used by the Fund for the purpose of leveraging or speculating, they can result in additional risks if used improperly. The objective in buying or selling a derivative instrument is to increase or decrease a Fund's exposure to changing security prices and interest rates. If the Adviser misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Adviser's original intent to reduce risk.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
     For a share of beneficial interest outstanding throughout each period

                                               Period Ended                     Year Ended                      Year Ended
                                       ----------------------------    ----------------------------    ----------------------------

                                       August 31, 2000 (unaudited)          February 29, 2000               February 28, 1999
                                       ----------------------------    ----------------------------    ----------------------------
                                      Builder Class   Premier Class   Builder Class   Premier Class   Builder Class   Premier Class
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period  $       16.32   $       16.32   $       17.88   $       17.88   $       18.22   $       18.22
                                       ------------    ------------    ------------    ------------    ------------    ------------
Income from Investment Operations:
  Net investment income............            0.38            0.40            0.78            0.84            0.75            0.80
  Net realized and unrealized
   gains (losses) on
   securities......................            0.82            0.82           (1.55)          (1.56)           0.11            0.12
                                       ------------    ------------    ------------    ------------    ------------    ------------
  Total from Investment
   Operations......................            1.20            1.22           (0.77)          (0.72)           0.86            0.92
                                       ------------    ------------    ------------    ------------    ------------    ------------
Less Distributions:
  Dividends from net
   investment income...............           (0.38)          (0.40)          (0.76)          (0.81)          (0.75)          (0.81)
  Distributions from net
   realized capital gains..........              --              --           (0.03)          (0.03)          (0.45)          (0.45)
                                       ------------    ------------    ------------    ------------    ------------    ------------
  Total distributions..............           (0.38)          (0.40)          (0.79)          (0.84)          (1.20)          (1.26)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period.....   $       17.14   $       17.14   $       16.32   $       16.32   $       17.88   $       17.88
                                       ============    ============    ============    ============    ============    ============

Total Return (excludes sales charge)       7.41%(a)        7.59%(a)           (4.39)%         (4.12)%          4.87%           5.17%
Ratios/Supplementary Data:
 Net Assets, End of Period
  (in thousands)...................   $      52,178   $      58,136   $      50,347   $      55,636   $      57,610   $      63,657
 Ratios of Net Investment
  Income to Average Net
  Assets...........................        4.48%(b)        4.82%(b)            4.47%           4.75%           4.15%           4.44%
 Ratios of Expenses to
  Average Net Assets...............        1.19%(b)        0.85%(b)            1.08%           0.79%           1.11%           0.82%
 Ratios of Expenses to
  Average Net Assets*..............        1.20%(b)        0.86%(b)            1.12%           0.83%           1.15%           0.86%
 Portfolio Turnover Rate(c)........           43.71%          43.71%          90.84%          90.84%         174.34%         174.34%



                                                  Year Ended                    Period Ended**             Year Ended
                                         ----------------------------    ----------------------------    ----------------
                                                                        February 28,    February 28,
                                              February 28, 1998             1997            1997        February 29, 1996
                                         ----------------------------   -------------   -------------    ----------------
                                        Builder Class   Premier Class   Builder Class   Premier Class     Builder Class
                                         ------------    ------------    ------------    ------------    ----------------
Net Asset Value, Beginning of Period    $       17.73   $       17.73   $      17.96    $       17.57   $           17.31
                                         ------------    ------------    ------------    ------------    ----------------
Income from Investment Operations:
  Net investment income............              0.79            0.84            0.84            0.75                0.87
  Net realized and unrealized
   gains (losses) on
   securities......................              0.56            0.56           (0.10)           0.29                0.65
                                         ------------    ------------    ------------    ------------    ----------------
  Total from Investment
   Operations......................              1.35            1.40            0.74            1.04                1.52
                                         ------------    ------------    ------------    ------------    ----------------
Less Distributions:
  Dividends from net
   investment income...............             (0.79)          (0.84)          (0.84)          (0.75)              (0.87)
  Distributions from net
   realized capital gains..........             (0.07)          (0.07)          (0.13)          (0.13)                 --
                                         ------------    ------------    ------------    ------------    ----------------
  Total distributions..............             (0.86)          (0.91)          (0.97)          (0.88)              (0.87)
                                         ------------    ------------    ------------    ------------    ----------------
Net Asset Value, End of Period.....     $       18.22   $       18.22   $       17.73   $       17.73   $           17.96
                                         ============    ============    ============    ============    ================

Total Return (excludes sales charge)             7.82%           8.08%           4.30%       6.03%(a)                8.95%
Ratios/Supplementary Data:
 Net Assets, End of Period
  (in thousands)...................     $      59,091   $      64,439   $      59,133   $      59,356   $         117,860
 Ratios of Net Investment
  Income to Average Net
  Assets...........................              4.42%           4.66%           4.81%       4.88%(b)                4.91%
 Ratios of Expenses to
  Average Net Assets...............              1.06%           0.81%           1.03%       0.93%(b)                0.96%
 Ratios of Expenses to
  Average Net Assets*..............              1.16%           0.91%           1.07%       0.97%(b)                1.01%
 Portfolio Turnover Rate(c)........            201.00%         201.00%         181.00%         181.00%             150.00%


-------------------------------------------------------------------------------

* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.
** Premier Class commenced operations on April 15, 1996.
(a)  Not annualized.
(b)  Annualized.
(c) Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                      [This page intentionally left blank]

                                 THE MANAGEMENT

                             Trustees and Officers


Trustees                                                                Officers

SETH M. GLICKENHAUS,* Chairman of the Board                             SETH M. GLICKENHAUS
of Trustees                                                             President of the Fund; Senior Partner of Glickenhaus & Co.
Senior Partner of Glickenhaus & Co.
                                                                        MICHAEL J. LYNCH
EDWARD A. FALKENBERG, Trustee                                           Senior Vice President of the Fund; Director,
Retired Vice President and Controller,                                  Unit Trust Department, Glickenhaus & Co.
Joseph E. Seagram & Sons, Inc. and
Controller, Seagram Company Ltd.                                        FRANK M. DEUTCHKI
                                                                        Vice President of the Fund; Vice President,
EDWARD A. KUCZMARSKI, Trustee                                           Administration Services, BISYS Fund Services
Certified Public Accountant and Partner,
Hays & Company                                                          GEORGETTE L. PRIGAL
                                                                        Vice President and Secretary of the Fund; Vice
ELIZABETH B. NEWELL, Trustee                                            President, BISYS Fund Services
Trustee, International Preschools
                                                                        GARY R. TENKMAN
JOHN P. STEINES, Trustee                                                Treasurer of the Fund; Vice President,
Professor of Law, New York University                                   Financial Services, BISYS Fund Services
School of Law
                                                                        ALAINA V. METZ
                                                                        Assistant Secretary of the Fund; Chief
                                                                        Administrative Officer, Administration and
                                                                        Regulatory Services, BISYS Fund Services





*Trustee who is an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940.

                                                  [LOGO]
                                           TAX FREE BOND FUND
                                           Semi Annual Report
                                             August 31, 2000

                                   Investment Adviser and Distributor
                                            Glickenhaus & Co.
                                           6 East 43rd Street
                                        New York, New York 10017

                                              Administrator
                                     BISYS Fund Services Ohio, Inc.
                                        BISYS Fund Services, Inc.
                                            3435 Stelzer Road
                                          Columbus, Ohio 43219

                                Transfer and Shareholder Servicing Agent
                                        BISYS Fund Services, Inc.
                                            3435 Stelzer Road
                                          Columbus, Ohio 43219

                                                Custodian
                                    Investors Fiduciary Trust Company
                                          127 West 10th Street
                                       Kansas City, Missouri 64105

                                              Legal Counsel
                                              Ropes & Gray
                                         One International Place
                                       Boston, Massachusetts 02110

                                         Independent Accountants
                                       PricewaterhouseCoopers LLP
                                           100 E. Broad Street
                                          Columbus, Ohio 43215

                                            Customer Service
                                            3435 Stelzer Road
                                          Columbus, Ohio 43219
                                             1-800-847-5886

                                This report is submitted for the information of
                                the shareholders of the Empire Builder Tax Free
                                Bond Fund. It is not authorized for
                                distribution to prospective investors in the
                                Fund unless preceded or accompanied by an
           [LOGO]               effective prospectus, obtainable from an
       3435 Stelzer Road        investment dealer, which includes information
      Columbus, Ohio 43219      regarding the Fund's objectives and policies,
         1-800-847-5886         record, management, sales commission and other
                                data.

                                300024